United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies

                                    811-5514
                      (Investment Company Act File Number)


                               MTB Group of Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           C. Grant Anderson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 12/31/05


                 Date of Reporting Period: Quarter ended 3/31/05



Item 1.     Schedule of Investments


MTB Large Cap Growth Fund II
Portfolio of Investments
March 31, 2005 (unaudited)

   Shares                                                                         Value


                      Common Stocks--98.2%
                      AEROSPACE & DEFENSE--2.2%
   900                Northrop Grumman Corp.                                $     48,582
   550                United Technologies Corp.                                   55,913
                      Total AEROSPACE & DEFENSE                                   104,495
                      AIR FREIGHT & LOGISTICS--2.0%
   1,300              United Parcel Service, Inc.                                 94,562
                      AIRLINES--1.0%
   3,200              Southwest Airlines Co.                                      45,568
                      BEVERAGES--3.8%
   1,000              Coca-Cola Co.                                               41,670
   2,600              PepsiCo, Inc.                                               137,878
                      Total Beverages                                             179,548
                      BIOTECHNOLOGY--3.8%
   2,000         (1)  Amgen, Inc.                                                 116,420
   400           (1)  Biogen Idec, Inc.                                           13,804
   1,400         (1)  Gilead Sciences, Inc.                                       50,120
                      Total biotechnology                                         180,344
                      CAPITAL MARKETS--1.2%
   600                Lehman Brothers Holdings, Inc.                              56,496
                      CHEMICALS--0.9%
   800                Dow Chemical Co.                                            39,880
                      COMMUNICATIONS EQUIPMENT--5.8%
   7,600         (1)  Cisco Systems, Inc.                                         135,964
   4,000         (1)  Corning, Inc.                                               44,520
   2,800              Motorola, Inc.                                              41,916
   1,400              Qualcomm, Inc.                                              51,310
                      Total COMMUNICATIONS EQUIPMENT                              273,710
                      COMPUTERS & PERIPHERALS--5.7%
   2,300         (1)  Dell, Inc.                                                  88,366
   4,300              EMC Corp. Mass                                              52,976
   1,400              IBM Corp.                                                   127,932
                      Total COMPUTERS & PERIPHERALS                               269,274
                      CONSUMER FINANCE--1.0%
   600                Capital One Financial Corp.                                 44,862
                      ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
   2,500         (1)  Jabil Circuit, Inc.                                         71,300
                      ENERGY EQUIPMENT & SERVICES--4.6%
   600                ENSCO International, Inc.                                   22,596
   1,200         (1)  Nabors Industries Ltd.                                      70,968
   500                Schlumberger Ltd.                                           35,240
   1,500         (1)  Weatherford International Ltd.                              86,910
                      Total ENERGY EQUIPMENT & SERVICES                           215,714
                      FOOD & STAPLES RETAILING--4.4%
   1,500              Sysco Corp.                                                 53,700
   3,100              Wal-Mart Stores, Inc.                                       155,341
                      Total FOOD & STAPLES RETAILING                              209,041
                      FOOD PRODUCTS--1.1%
   1,000              General Mills, Inc.                                         49,150
                      HEALTHCARE EQUIPMENT & SUPPLIES--3.8%
   2,200         (1)  Boston Scientific Corp.                                     64,438
   1,300         (1)  Edwards Lifesciences Corp.                                  56,186
   1,100              Medtronic, Inc.                                             56,045
                      Total HEALTHCARE EQUIPMENT & SUPPLIES                       176,669
                      HEALTHCARE PROVIDERS & SERVICES--1.3%
   700           (1)  Express Scripts, Inc., Class A                              61,033
                      HOUSEHOLD PRODUCTS--3.9%
   1,000              Colgate-Palmolive Co.                                       52,170
   2,500              Procter & Gamble Co.                                        132,500
                      Total HOUSEHOLD PRODUCTS                                    184,670
                      INDUSTRIAL CONGLOMERATES--9.2%
   1,200              3M Co.                                                      102,828
   9,200              General Electric Co.                                        331,752
                      Total INDUSTRIAL CONGLOMERATES                              434,580
                      INTERNET & CATALOG RETAIL--0.9%
   1,100         (1)  eBay, Inc.                                                  40,986
                      INTERNET SOFTWARE & SERVICES--1.2%
   1,900         (1)  Verisign, Inc.                                              54,530
                      MACHINERY--1.1%
   550                Caterpillar, Inc.                                           50,292
                      MEDIA--2.7%
   2,400         (1)  Comcast Corp., Class A                                      81,072
   1,300              Viacom, Inc., Class B                                       45,279
                      Total MEDIA                                                 126,351
                      METALS & MINING--1.4%
   1,600              Alcoa, Inc.                                                 48,624
   200                Fording Canadian Coal Trust                                 18,376
                      Total METALS & MINING                                       67,000
                      MULTILINE RETAIL--1.4%
   1,300              Target Corp.                                                65,026
                      OIL & GAS--4.9%
   3,900              ExxonMobil Corp.                                            232,440
                      PERSONAL PRODUCTS--1.6%
   1,500              Gillette Co.                                                75,720
                      PHARMACEUTICALS--9.2%
   1,500              Abbott Laboratories                                         69,930
   500           (1)  Forest Laboratories, Inc., Class A                          18,475
   2,100              Johnson & Johnson                                           141,036
   1,000              Lilly (Eli) & Co.                                           52,100
   2,800              Pfizer, Inc.                                                73,556
   1,900              Wyeth                                                       80,142
                      Total PHARMACEUTICALS                                       435,239
                      SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.1%
   6,800              Intel Corp.                                                 157,964
   800           (1)  International Rectifier Corp.                               36,400
                      Total SEMICONDUCTOR EQUIPMENT & PRODUCTS                    194,364
                      SOFTWARE--7.3%
   650           (1)  Electronic Arts, Inc.                                       33,657
   8,000              Microsoft Corp.                                             193,360
   3,500         (1)  Oracle Corp.                                                43,680
   1,300         (1)  Synopsys, Inc.                                              23,530
   2,200         (1)  Veritas Software Corp.                                      51,084
                      Total SOFTWARE                                              345,311
                      SPECIALTY RETAIL--3.8%
   2,400              Home Depot, Inc.                                            91,776
   700                Lowe's Cos., Inc.                                           39,963
   1,700              PetSmart, Inc.                                              48,875
                      Total SPECIALTY RETAIL                                      180,614
                      TOBACCO--1.4%
   1,000              Altria Group, Inc.                                          65,390
                      Total Common Stocks (identified cost $4,545,575)            4,624,159
                      Mutual Funds--6.6%
   169,353            MTB Prime Money Market Fund, Institutional Shares           169,353
   142,712            MTB Money Market Fund                                       142,712
   8                  SSGA Money Market Fund                                      8
                      Total Mutual Funds (net asset value)                        312,073
                      Total Investments--104.8%
                      (identified cost $4,857,648)(2)                             4,936,232
                      Other assets and liabilities--net--(4.8)%                   (224,448)
                      Total Net assets--100%                                 $    4,711,784

1    Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $4,857,648. The net unrealized appreciation of investments for federal tax purpose was to $78,584. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $283,713 and net unrealized depreciation from investments for those securities having an excess of cost over value of $205,129.


Note: The categories of investments are shown as a percentage of total net assets at March 31, 2005.

Investment Valuations

Listed equity  securities are valued at the last sale price or official  closing price  reported in the market in which they are  primarily  traded  (either on a
national  securities  exchange  or  the  over-the-counter),   if  available.  If
unavailable,  the  security  is  generally  valued at the mean  between the last closing bid and asked  prices.  Short-term  securities  are valued at the prices provided by an independent pricing service. However,  short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized  cost,  which  approximates  fair market value.  Investments  in other
open-end  regulated   investment  companies  are  valued  at  net  asset  value.
Securities  for which no  quotations  are readily  available  are valued at fair value as  determined  in good  faith  using  methods  approved  by the  Board of
Trustees.
















MTB Large Cap Value Fund II
Portfolio of Investments
March 31, 2005 (unaudited)

   Shares                                                                       Value
                       Common Stocks--88.8%
                       AEROSPACE & DEFENSE--7.4%
   2,570               Lockheed Martin Corp.                               $    156,924
   2,400               Northrop Grumman Corp.                                   129,552
   2,500               Raytheon Co.                                             96,750
                       Total Aerospace & Defense                                383,226
                       AUTO COMPONENTS--0.3%
   3,300               Delphi Corp.                                             14,784
                       COMMERCIAL BANKS--4.6%
   1,800               Wachovia Corp.                                           91,638
   2,454               Wells Fargo & Co.                                        146,749
                       Total Commercial Banks                                   238,387
                       COMMERCIAL SERVICES & SUPPLIES--1.8%
   2,000               Pitney Bowes, Inc.                                       90,240
                       COMMUNICATIONS EQUIPMENT--2.4%
   8,300               Motorola, Inc.                                           124,251
                       DIVERSIFIED FINANCIAL SERVICES--5.7%
   2,535               Citigroup, Inc.                                          113,923
   2,400               J.P. Morgan Chase & Co.                                  83,040
   1,300               Loews Corp.                                              95,602
                       Total Diversified Financial Services                     292,565
                       DIVERSIFIED TELECOMMUNICATION SERVICES--4.2%
   5,300               Sprint Corp.                                             120,575
   2,740               Verizon Communications                                   97,270
                       Total DIVERSIFIED TELECOMMUNICATION SERVICES             217,845
                       ELECTRONIC EQUIPMENT & INSTRUMENTS--3.6%
   8,400       (1)     Agilent Technologies, Inc.                               186,480
                       FOOD & STAPLES RETAILING--1.6%
   4,000               Albertsons, Inc.                                         82,600
                       HEALTHCARE PROVIDERS & SERVICES--2.9%
   2,000               Aetna, Inc.                                              149,900
                       HOUSEHOLD PRODUCTS--2.8%
   2,165               Kimberly-Clark Corp.                                     142,306
                       INSURANCE--8.9%
   5,300               AON Corp.                                                121,052
   2,700       (1)     Genworth Financial, Inc., Class A                        74,304
   1,800               Hartford Financial Services Group, Inc.                  123,408
   2,900               Radian Group, Inc.                                       138,446
                       Total INSURANCE                                          457,210
                       MACHINERY--1.9%
   1,200               Ingersoll-Rand Co., Class A                              95,580
                       MEDIA--5.4%
   7,500       (1)     Liberty Media Corp., Class A                             77,775
   5,780               Viacom, Inc., Class B                                    201,317
                       Total MEDIA                                              279,092
                       METALS & MINING--4.4%
   6,300               Barrick Gold Corp.                                       150,948
   600                 Rio Tinto PLC, ADR                                       77,850
                       Total METALS & MINING                                    228,798
                       MULTI-UTILITIES & UNREGULATED POWER--2.0%
   1,400               Dominion Resources, Inc.                                 104,202
                       OIL & GAS--7.2%
   804                 ConocoPhillips                                           86,703
   2,300               Kerr-McGee Corp.                                         180,159
   1,500               Noble Energy, Inc.                                       102,030
                       Total OIL & GAS                                          368,892
                       PAPER & FOREST PRODUCTS--1.6%
   2,300               International Paper Co.                                  84,617
                       ROAD & RAIL--2.0%
   1,500               Union Pacific Corp.                                      104,550
                       SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.0%
   31          (1)     Freescale Semiconductor, Inc., Class B                   535
                       SOFTWARE--5.6%
   8,200               Computer Associates International, Inc.                  222,220
   2,700               Microsoft Corp.                                          65,259
                       Total SOFTWARE                                           287,479
                       THRIFTS & MORTGAGE FINANCE--9.0%
   5,740               Countrywide Financial Corp.                              186,320
   3,984               Federal National Mortgage Association                    216,929
   1,000               MGIC Investment Corp.                                    61,670
                       Total THRIFTS & MORTGAGE FINANCE                         464,919
                       TOBACCO--3.5%
   2,770             Altria Group, Inc.                                         181,130
                     Total Common Stocks (identified cost $4,470,581)           4,579,588
                     POOLED INVESTMENTS VEHICLES --4.4%
   1,900             S&P Depositary Receipts Trust, ADR (identified
                     cost $224,647)                                             224,124
                     Mutual Funds--6.7%
   343,605           MTB Prime Money Market Fund, Institutional Shares
                     (at net asset value)                                       343,605
                     Total Investments--99.9%
                     (identified cost $5,038,833)(2)                            5,147,317
                     Other assets and liabilities--net--0.1%                    6,956
                     Total Net assets--100%                                 $   5,154,273

1    Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $5,038,833. The net unrealized appreciation of investments for federal tax purpose was to $108,484. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $284,947 and net unrealized depreciation from investments for those securities having an excess of cost over value of $176,463.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2005.

Investment Valuations
Listed equity  securities are valued at the last sale price or official  closing price  reported in the market in which they are  primarily  traded  (either on a
national  securities  exchange  or  the  over-the-counter),   if  available.  If
unavailable,  the  security  is  generally  valued at the mean  between the last closing bid and asked  prices.  Short-term  securities  are valued at the prices provided by an independent pricing service. However,  short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized  cost,  which  approximates  fair market value.  Investments  in other
open-end  regulated   investment  companies  are  valued  at  net  asset  value.
Securities  for which no  quotations  are readily  available  are valued at fair value as  determined  in good  faith  using  methods  approved  by the  Board of
Trustees.



The following acronyms are used throughout this portfolio:
ADR         --American Depositary Receipt


























MTB Managed Allocation Fund - Moderate Growth II
Portfolio of Investments
March 31, 2005 (unaudited)

   Shares                                                                          Value
                       Mutual Funds--100.0%
                       equity Funds--63.2%
   385,595             MTB International Equity, Institutional I Shares      $     4,260,829
   622,116        (1)  MTB Large Cap Growth Fund, Institutional I Shares           4,728,078
   857,206             MTB Large Cap Stock Fund, Institutional I Shares            7,294,818
   310,963             MTB Large Cap Value Fund, Institutional I Shares            3,445,471
   86,144              MTB Mid Cap Growth Fund, Institutional I Shares             1,287,853
   131,190             MTB Mid Cap Stock Fund, Institutional I Shares              2,150,197
   81,359              MTB Small Cap Growth Fund, Institutional I Shares           1,281,410
   297,886             MTB Small Cap Stock Fund, Institutional I Shares            2,561,821
                       Total equity Funds                                          27,010,477
                       fixed income Funds-32.0%
   474,741             MTB Intermediate -Term Bond Fund, Institutional I
                       Shares                                                      4,709,434
   267,897             MTB Short Duration Government Bond Fund,
                       Institutional I Shares                                      2,563,773
   393,200             MTB Short - Term Corporate Bond Fund,
                       Institutional I Shares                                      3,841,568
   274,215             MTB US Government Bond Fund, Institutional I Shares         2,572,135
                       Total fixed income Funds                                    13,686,910
                       Money Market Fund --4.8%
   2,059,560           MTB Prime Money Market Fund, Institutional Shares           2,059,560
                       Total Investments--100.0%
                       (identified cost $43,364,859)(2)                            42,756,947
                       Other assets and liabilities--net--0.0%                       12,957
                       Total Net assets--100%                                 $     42,769,904

1    Non-income producing security.

2    The cost of investments  for federal tax purposes  amounts to  $43,364,859.
     The net unrealized depreciation of investments for federal tax purpose was to $607,912. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $55,963 and net unrealized depreciation from investments for those securities having an excess of cost over value of $663,875.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2005.

Investment Valuations
Listed equity  securities are valued at the last sale price or official  closing price  reported in the market in which they are  primarily  traded  (either on a
national  securities  exchange  or  the  over-the-counter),   if  available.  If
unavailable,  the  security  is  generally  valued at the mean  between the last closing bid and asked  prices.  With respect to valuatin of foreign  securities, tradin in foregn cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE).  Therefore,  foreign securites are valued at the latest  closing  price on the exchange on which they are traded  immediatley prior  to  the  closing  of the  NYSE.  Foreign  securities  quoted  in  foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m.,  Eastern  Time,  on the day the value of the  foreign  security is datermined.  Short-term  securities  are  valued at the  prices  provided  by an independent  pricing  service.  However,  short-term  securities  with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost,  which  approximates  fair market  value.  Investments  in other  open-end regulated  investment  companies are valued at net asset value.  Securities  for which no quotations are readily  available or whose values have been effected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined  in  accordance  with procedures  established  by  and  under  general  supervision  of the  Board  of
Trustees.


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MTB Group of Funds

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ Charles L. Davis, Jr., Principal Executive Officer
Date        May 25, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        May 25, 2005